Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of property, plant and equipment, net [Abstract]
Acquisition cost	$ 3,190,297	$ 1,231,794	$ 905,840
Accumulated depreciation	(216,923)	(162,302)	(114,713)
Total property, plant and equipment, net	$ 2,973,374	$ 1,069,492	$ 791,127